S000031426 [Member] Expense Example - Wasatch Emerging India Fund	Sep. 30, 2025 USD ($)
Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	$ 1,669